Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2020 USD-Per-Sq-Meter
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	2,799
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,855
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	8,000
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,332
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,540
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,611
Piura | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,000
Piura | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,100
Piura | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,200
Ate Vitarte - Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	800
Ate Vitarte - Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	899
Ate Vitarte - Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	2,057
Others | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	230
Others | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	257
Others | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	313